UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 73.5%

Aerospace & Defense — 1.1%
Arconic, Inc., 5.13%, 10/01/24	$25	$25,906
Boeing Co., 6.00%, 03/15/19	40	41,389
Bombardier, Inc., 5.75%, 03/15/22(a)	25	24,938
Embraer SA, 5.15%, 06/15/22	40	41,880
Rockwell Collins, Inc., 3.20%, 03/15/24	100	97,825
TransDigm, Inc., 6.38%, 06/15/26	25	25,562

		257,500
Auto Components — 0.8%
General Motors Financial Co., Inc., 3.20%, 07/06/21	100	99,232
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22	25	25,375
Tenneco, Inc., 5.00%, 07/15/26	50	49,125
Tesla, Inc., 5.30%, 08/15/25(a)	25	23,726

		197,458
Banks — 9.8%
Bank of Montreal, 1.50%, 07/18/19	80	78,735
Bank of Nova Scotia:
2.05%, 10/30/18	100	99,779
1.65%, 06/14/19	125	123,503
4.38%, 01/13/21	50	52,020
Boston Properties LP, 5.63%, 11/15/20	100	106,611
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	50	49,172
Capital One Financial Corp., 3.80%, 01/31/28	45	43,600
Comerica, Inc., 2.13%, 05/23/19	100	99,546
Cooperatieve Rabobank UA, 4.50%, 01/11/21	100	103,988
Credit Suisse AG, New York, 5.40%, 01/14/20	80	83,181
Fifth Third Bancorp, 4.30%, 01/16/24	50	51,672
HSBC USA, Inc., 3.50%, 06/23/24	100	99,649
Huntington Bancshares, Inc., 2.60%, 08/02/18	100	100,094
ING Groep NV, 3.15%, 03/29/22	200	198,198
KeyCorp, 5.10%, 03/24/21	100	105,908
Royal Bank of Canada:
1.80%, 07/30/18	100	99,903
2.15%, 03/15/19	110	109,465
1.50%, 07/29/19	30	29,545
Santander Holdings USA, Inc., 2.70%, 05/24/19	55	54,913
Santander UK PLC, 2.50%, 03/14/19	80	79,907
Sumitomo Mitsui Financial Group, Inc., 2.06%, 07/14/21	80	77,200
SVB Financial Group, 3.50%, 01/29/25	50	48,803

Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank:
1.45%, 09/06/18	$50	$49,784
2.63%, 09/10/18	100	100,191
2.50%, 12/14/20	100	99,057
U.S. Bancorp, 2.20%, 04/25/19	80	79,668
Westpac Banking Corp., 1.55%, 05/25/18	80	79,892

		2,303,984
Beverages — 0.1%
Ball Corp., 5.25%, 07/01/25	25	26,250

Biotechnology — 0.5%
Genzyme Corp., 5.00%, 06/15/20	80	83,999
Hubbell, Inc., 3.50%, 02/15/28	35	34,136

		118,135
Building Products — 0.4%
Owens Corning, 4.20%, 12/15/22	100	102,819

Cable Television Services — 0.1%
Motorola Solutions, Inc., 7.50%, 05/15/25	25	29,712

Capital Markets — 5.7%
Charles Schwab Corp., 3.20%, 03/02/27	75	72,948
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	75	75,019
5.38%, 03/15/20	75	78,601
3.00%, 04/26/22	50	49,291
3.63%, 01/22/23	50	50,384
4.25%, 10/21/25	25	25,200
3.75%, 02/25/26	25	24,629
Invesco Finance PLC, 3.75%, 01/15/26	75	75,475
Jefferies Group LLC:
5.13%, 04/13/18	50	50,159
6.88%, 04/15/21	100	110,035
Morgan Stanley:
2.20%, 12/07/18	50	49,858
2.38%, 07/23/19	100	99,525
5.75%, 01/25/21	100	107,225
4.88%, 11/01/22	50	52,710
5.00%, 11/24/25	50	53,202
3.88%, 01/27/26	75	75,178
Northern Trust Corp., 3.45%, 11/04/20	100	102,142
State Street Corp., 1.95%, 05/19/21	100	97,158
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	99,315

		1,348,054
Chemicals — 1.2%
Albemarle Corp., 4.15%, 12/01/24	50	51,588
Chemours Co., 7.00%, 05/15/25	25	26,937
Dow Chemical Co., 8.55%, 05/15/19	80	85,457
Methanex Corp., 4.25%, 12/01/24	50	49,856

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co., 3.30%, 02/01/25	$50	$48,467
Tronox Finance PLC, 5.75%, 10/01/25(a)	25	24,812

		287,117
Commercial Services & Supplies — 0.3%
ADT Corp., 6.25%, 10/15/21	25	26,547
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	25	24,625
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)	25	25,125

		76,297
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 03/15/27(a)	25	24,391
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22(a)	25	27,940
Juniper Networks, Inc., 4.35%, 06/15/25	25	25,105
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	25	26,128

		103,564
Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27	25	24,211

Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 04/15/24(a)	25	26,219

Consumer Finance — 2.2%
American Express Co., 3.63%, 12/05/24	25	25,011
Autodesk, Inc., 3.50%, 06/15/27	50	47,533
Automatic Data Processing, Inc., 2.25%, 09/15/20	80	79,172
Capital One Financial Corp., 2.45%, 04/24/19	80	79,699
Discover Financial Services:
5.20%, 04/27/22	50	52,794
3.75%, 03/04/25	25	24,549
IHS Markit Ltd., 4.75%, 02/15/25(a)	25	25,562
Navient Corp., 5.88%, 10/25/24	25	24,750
S&P Global, Inc., 2.95%, 01/22/27	100	94,956
Synchrony Financial, 4.25%, 08/15/24	50	50,349

		504,375
Containers & Packaging — 0.3%
International Paper Co., 3.80%, 01/15/26	50	50,279

Security	Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(a)	$25	$26,328

		76,607
Diversified Financial Services — 7.1%
Ally Financial, Inc.:
4.25%, 04/15/21	25	25,313
5.75%, 11/20/25	25	26,063
American Express Credit Corp., 2.70%, 03/03/22	100	98,057
Bank of America Corp.:
3.00%, 12/20/23(a)(b)	54	52,860
4.45%, 03/03/26	50	51,121
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(c)	100	97,396
Citigroup, Inc.:
2.70%, 03/30/21	75	74,115
3.70%, 01/12/26	50	49,671
4.45%, 09/29/27	75	76,539
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(c)	50	49,900
Ford Motor Credit Co. LLC, 2.46%, 03/27/20	200	197,133
FS Investment Corp., 4.00%, 07/15/19	50	50,234
General Motors Financial Co., Inc.:
3.50%, 07/10/19	50	50,310
5.25%, 03/01/26	50	52,945
The Goldman Sachs Group, Inc., 3.81%, 04/23/29(b)	50	48,818
HRG Group, Inc., 7.75%, 01/15/22	25	26,078
HSBC Holdings PLC, 5.10%, 04/05/21	100	105,444
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	99,641
John Deere Capital Corp., 1.95%, 01/08/19	50	49,870
JPMorgan Chase & Co.:
6.30%, 04/23/19	40	41,690
4.25%, 10/15/20	80	82,724
3.88%, 09/10/24	70	70,394
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(c)	100	97,538
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21	25	25,547
PACCAR Financial Corp., 1.40%, 05/18/18	50	49,939

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$25	$26,658

		1,675,998
Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
2.38%, 11/27/18	50	50,004
3.00%, 06/30/22	100	98,309
4.13%, 02/17/26	50	49,952
CenturyLink, Inc., Series Y, 7.50%, 04/01/24	25	25,125
Frontier Communications Corp., 11.00%, 09/15/25	25	19,594
Verizon Communications, Inc : 4.15%, 03/15/24	50	51,479
3.38%, 02/15/25	53	51,791

		346,254
Electric Utilities — 2.8%
Ameren Corp., 2.70%, 11/15/20	100	99,391
Avangrid, Inc., 3.15%, 12/01/24	50	48,568
Black Hills Corp., 4.25%, 11/30/23	20	20,553
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21	100	96,636
Commonwealth Edison Co., 3.40%, 09/01/21	50	50,745
Consolidated Edison, Inc., 2.00%, 05/15/21	125	121,259
NV Energy, Inc., 6.25%, 11/15/20	80	86,802
Pacific Gas & Electric Co., 4.25%, 05/15/21	50	51,736
Public Service Electric & Gas Co., 2.00%, 08/15/19	80	79,243

		654,933
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	41,590

Energy Equipment & Services — 0.1%
Weatherford International Ltd., 8.25%, 06/15/23	25	24,250

Food & Staples Retailing — 0.9%
Costco Wholesale Corp., 1.70%, 12/15/19	80	78,644
Sysco Corp.:
1.90%, 04/01/19	75	74,416
2.60%, 06/12/22	50	48,629

		201,689
Food Products — 1.9%
Hershey Co., 4.13%, 12/01/20	75	78,164
Kellogg Co., 3.25%, 04/01/26	50	47,682
Kraft Heinz Foods Co.:
5.38%, 02/10/20	50	52,189

Security	Par (000)	Value
Food Products (continued)
3.50%, 06/06/22	$100	$100,085
Post Holdings, Inc., 5.00%, 08/15/26(a)	25	23,750
Tyson Foods, Inc., 4.50%, 06/15/22	50	52,167
Unilever Capital Corp., 2.20%, 03/06/19	100	99,696

		453,733
Forest Products — 0.3%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	80	80,856

Health Care Equipment & Supplies — 1.3%
Becton Dickinson & Co., 2.68%, 12/15/19	66	65,757
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,063
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 02/15/21(a)	25	25,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23(a)	25	20,687
Medtronic, Inc., 5.60%, 03/15/19	80	82,476
Zimmer Biomet Holdings, Inc., 2.00%, 04/01/18	75	74,981

		299,839
Health Care Providers & Services — 0.6%
Centene Corp., 5.63%, 02/15/21	25	25,594
HCA, Inc.:
5.25%, 06/15/26	25	25,625
5.50%, 06/15/47	25	24,687
Kindred Healthcare, Inc., 8.75%, 01/15/23	25	26,750
WellCare Health Plans, Inc., 5.25%, 04/01/25	25	25,303

		127,959
Hotels, Restaurants & Leisure — 0.5%
MGM Resorts International, 4.63%, 09/01/26	25	24,437
Scientific Games International, Inc., 10.00%, 12/01/22	25	27,125
Wyndham Worldwide Corp., 4.15%, 04/01/24	75	75,145

		126,707
Household Durables — 0.2%
PulteGroup, Inc., 5.00%, 01/15/27	25	24,844
Toll Brothers Finance Corp., 4.88%, 03/15/27	25	24,875

		49,719
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 6.00%, 05/15/26	25	26,250

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp., 5.25%, 06/01/26(a)	$25	$24,250

		50,500
Industrial Conglomerates — 0.7%
General Electric Co.:
2.10%, 12/11/19	100	98,685
3.45%, 05/15/24	75	73,831

		172,516
Insurance — 2.2%
Aflac, Inc., 2.40%, 03/16/20	100	99,223
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	80	79,433
Markel Corp., 4.90%, 07/01/22	70	73,754
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	50	49,905
3.50%, 03/10/25	50	49,720
MetLife, Inc.:
7.72%, 02/15/19	80	83,845
Series D, 4.37%, 09/15/23	70	73,560

		509,440
Internet Software & Services — 0.7%
Alphabet, Inc., 3.63%, 05/19/21	75	77,421
Expedia, Inc., 5.00%, 02/15/26	50	51,326
VeriSign, Inc., 5.25%, 04/01/25	25	25,687

		154,434
IT Services — 1.2%
DXC Technology Co.:
2.88%, 03/27/20	100	99,747
4.25%, 04/15/24	50	51,101
First Data Corp., 5.38%, 08/15/23(a)	50	50,871
Xerox Corp.:
2.75%, 09/01/20	83	81,976
4.07%, 03/17/22	8	8,058

		291,753
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	80	83,414

Machinery — 0.5%
CNH Industrial Capital LLC, 4.88%, 04/01/21	25	25,948
Illinois Tool Works, Inc., 6.25%, 04/01/19	80	83,056

		109,004
Media — 3.8%
AMC Networks, Inc., 4.75%, 08/01/25	25	24,219

Security	Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24(a)	$25	$25,823
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(a)	25	24,906
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	80	80,566
4.46%, 07/23/22	100	102,314
4.91%, 07/23/25	50	51,400
CSC Holdings LLC, 8.63%, 02/15/19	25	26,105
DISH DBS Corp., 7.75%, 07/01/26	25	24,625
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	23,281
Omnicom Group, Inc., 4.45%, 08/15/20	100	103,436
Sirius XM Radio, Inc., 6.00%, 07/15/24(a)	50	52,250
Thomson Reuters Corp., 4.30%, 11/23/23	100	102,747
Time Warner, Inc., 4.00%, 01/15/22	100	102,624
Walt Disney Co.:
1.65%, 01/08/19	80	79,528
0.88%, 07/12/19	80	78,271

		902,095
Metals & Mining — 1.8%
Allegheny Technologies, Inc., 7.88%, 08/15/23	25	27,188
Commercial Metals Co., 5.38%, 07/15/27	25	25,172
Freeport-McMoRan, Inc., 3.88%, 03/15/23	50	48,500
Goldcorp, Inc., 3.63%, 06/09/21	80	81,082
Nucor Corp., 5.85%, 06/01/18	80	80,598
Vale Overseas Ltd., 4.38%, 01/11/22	150	153,675

		416,215
Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	25	25,062
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	25	25,125

		50,187
Office Supplies & Equipment — 0.4%
VMware, Inc.:
2.95%, 08/21/22	50	48,211

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Office Supplies & Equipment (continued)
VMware, Inc. (continued):
3.90%, 08/21/27	$50	$47,628

		95,839
Oil, Gas & Consumable Fuels — 4.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25	25	25,658
BP Capital Markets PLC, 3.56%, 11/01/21	70	71,357
Buckeye Partners LP, 4.88%, 02/01/21	80	82,865
Canadian Natural Resources Ltd., 3.90%, 02/01/25	40	39,787
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	25	25,281
Chevron Corp.:
1.56%, 05/16/19	80	79,247
3.19%, 06/24/23	70	70,089
DCP Midstream Operating LP, 3.88%, 03/15/23	25	24,375
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39	25	20,500
Enbridge, Inc., 4.00%, 10/01/23	40	40,840
Energy Transfer Partners LP, 4.75%, 01/15/26	50	50,781
Occidental Petroleum Corp., 3.40%, 04/15/26	25	24,649
ONEOK Partners LP, 3.38%, 10/01/22	70	69,688
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	100	105,361
6.25%, 03/15/22	100	109,082
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20(a)	25	28,781
Shell International Finance BV, 1.38%, 05/10/19	80	78,895

		947,236
Personal Products — 0.7%
Procter & Gamble Co., 1.90%, 11/01/19	80	79,327
Unilever Capital Corp., 2.90%, 05/05/27	100	95,203

		174,530
Pharmaceuticals — 3.2%
Abbott Laboratories, 3.88%, 09/15/25	70	70,827
AstraZeneca PLC:
1.75%, 11/16/18	125	124,378
3.38%, 11/16/25	50	49,197
GlaxoSmithKline Capital, Inc., 5.65%, 05/15/18	100	100,710
Johnson & Johnson:
1.13%, 03/01/19	80	79,126
3.55%, 05/15/21	80	82,300

Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Securities Investment Ltd., 5.13%, 02/10/19	$80	$81,885
Wyeth LLC, 6.45%, 02/01/24	70	82,280
Zoetis, Inc., 3.25%, 02/01/23	70	69,450

		740,153
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 09/12/22	25	25,725

Real Estate — 0.3%
Prologis LP, 3.75%, 11/01/25	75	76,267

Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp., 2.80%, 06/01/20	50	49,719
Camden Property Trust, 2.95%, 12/15/22	20	19,667
Crown Castle International Corp., 3.40%, 02/15/21	80	80,373
HCP, Inc.:
3.75%, 02/01/19	80	80,540
5.38%, 02/01/21	13	13,748
Hospitality Properties Trust:
4.25%, 02/15/21	100	102,264
5.00%, 08/15/22	50	52,239
Kilroy Realty LP, 3.80%, 01/15/23	20	20,153
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	25	24,844
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	50	47,775
Regency Centers Corp., 3.75%, 11/15/22	100	100,616
Welltower, Inc., 4.13%, 04/01/19	80	80,881

		672,819
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	82,644
United Rentals North America, Inc., 4.88%, 01/15/28	50	48,750

		131,394
Semiconductors & Semiconductor Equipment — 2.2%
Micron Technology, Inc., 5.25%, 01/15/24(a)	25	25,625
NVIDIA Corp.:
2.20%, 09/16/21	150	145,962
3.20%, 09/16/26	100	96,780
Seagate HDD Cayman, 3.75%, 11/15/18	50	50,465
Texas Instruments, Inc., 1.85%, 05/15/22	100	95,778
Xilinx, Inc., 3.00%, 03/15/21	100	99,600

		514,210
Software — 1.6%
Autodesk, Inc., 4.38%, 06/15/25	25	25,588

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	$25	$25,094
Electronic Arts, Inc., 3.70%, 03/01/21	100	102,198
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	51,841
Microsoft Corp., 1.30%, 11/03/18	80	79,480
Oracle Corp., 2.25%, 10/08/19	80	79,747

		363,948
Specialty Retail — 1.4%
Best Buy Co., Inc.:
5.00%, 08/01/18	50	50,479
5.50%, 03/15/21	80	85,051
Home Depot, Inc., 2.00%, 06/15/19	80	79,592
QVC, Inc.:
5.13%, 07/02/22	50	51,755
4.45%, 02/15/25	25	24,523
Tapestry, Inc., 4.25%, 04/01/25	40	39,950

		331,350
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.:
2.85%, 02/23/23	50	49,520
3.00%, 06/20/27	35	33,514
Conduent Finance, Inc./Conduent Business Services LLC, 10.50%, 12/15/24(a)	25	29,430
Dell International LLC/EMC Corp.(a):
3.48%, 06/01/19	100	100,634
5.45%, 06/15/23	25	26,337
EMC Corp.:
1.88%, 06/01/18	75	74,774
2.65%, 06/01/20	50	48,638
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18	75	75,141
3.60%, 10/15/20	100	101,148

		539,136
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 05/01/25	25	25,563

Wireless Telecommunication Services — 1.5%
American Tower Corp.:
2.25%, 01/15/22	50	47,998
4.00%, 06/01/25	100	100,039
Crown Castle International Corp., 5.25%, 01/15/23	50	53,581
SBA Communications Corp., 4.88%, 07/15/22	25	25,312
Sprint Communications, Inc., 9.00%, 11/15/18(a)	9	9,338
Sprint Corp., 7.63%, 02/15/25	25	25,000
T-Mobile USA, Inc., 6.00%, 04/15/24	25	26,000

Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Weyerhaeuser Co., 4.63%, 09/15/23	$50	$52,991

		340,259

Total Corporate Bonds — 73.5% (Cost — $17,688,280)		17,283,816

U.S. Government Sponsored Agency Securities — 45.6%

Mortgage-Backed Securities — 45.6%
Fannie Mae Mortgage-Backed Securities(d):
3.00%, 3/01/48	150	145,289
3.50%, 3/01/48	950	948,208
4.00%, 03/01/33 — 03/01/48	1,320	1,356,741
4.50%, 03/01/33 — 3/01/48	1,080	1,128,691
5.00%, 06/01/39 — 03/01/48	1,285	1,381,517
5.50%, 3/01/48	275	298,708
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/48(d)	440	426,136
3.50%, 3/01/47	739	739,645
4.00%, 03/01/33 — 03/01/48(d)	896	918,966
4.50%, 3/01/48(d)	450	471,196
Ginnie Mae Mortgage-Backed Securities(d):
3.50%, 3/01/48	1,325	1,332,324
4.00%, 07/20/46 — 03/01/48	511	524,740
4.50%, 3/01/48	1,025	1,065,504

Total U.S. Government Sponsored Agency Securities — 45.6% (Cost — $10,841,247)		10,737,665

Total Long-Term Investments — 119.1% (Cost — $28,529,527)		28,021,481

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Shares / Par (000)	Value
Short-Term Securities — 12.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(e)(f)	2,945,090	$2,945,090

Total Short-Term Securities — 12.5% (Cost — $2,945,090)		2,945,090

Total Investments Before TBA Sale Commitments — 131.6% (Cost — $31,474,617)		30,966,571

TBA Sale Commitments(d) — (2.9)%
Mortgage-Backed Securities — (2.9)%
Fannie Mae Mortgage-Backed Securities:
3.50%, 03/13/48	$225	(224,576)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
4.50%, 03/13/48	$185	$(193,662)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 03/20/48	25	(24,431)
4.00%, 03/20/48	190	(194,928)
5.00%, 03/20/48	50	(52,516)

Total TBA Sale Commitments — (2.9)% (Proceeds — $690,228)		(690,113)

Total Investments, Net of TBA Sale Commitments — 128.7% (Cost — $30,784,389)		30,276,458
Liabilities in Excess of Other Assets — (28.7)%		(6,747,899)

Net Assets — 100.0%		$23,528,559

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,062,423	1,882,667	2,945,090	$2,945,090	$16,453	$11	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won

7

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Bund Futures	5	03/08/18	$797	$4,871
Euro OAT Futures	1	03/08/18	154	231
10-Year Australian Treasury Bonds	8	03/15/18	1,022	4,074
10-Year U.S. Treasury Note	6	06/20/18	720	1,306
10-Year U.S. Ultra Long Treasury Note	1	06/20/18	128	607
Long U.S. Treasury Bond	8	06/20/18	1,148	9,699
Ultra Long U.S. Treasury Bond	9	06/20/18	1,403	17,568
2-Year U.S. Treasury Note	1	06/29/18	212	(21)

				38,335

Short Contracts:
10-Year Canada Bond Future	9	06/20/18	1,185	(7,014)
5-Year U.S. Treasury Note	20	06/29/18	2,279	(186)

				(7,200)

				$31,135

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,816	AUD	10,000	Barclays Bank PLC	03/13/18	$49
USD	7,867	CAD	10,000	Citibank N.A.	03/13/18	72
USD	13,987	GBP	10,000	Citibank N.A.	03/13/18	214

						$335

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.28.V1	5.00%	Quarterly	12/20/22	NR	EUR	472	$64,979	$58,626	$6,353
CDX.NA.HY.29.V1	5.00	Quarterly	12/20/22	NR	USD	760	58,929	53,686	5,243

							$123,908	$112,312	$11,596

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

8

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR	Quarterly	2.53%	Semi-annual	03/08/18	03/09/20	USD	3,170	$(1,090)	$55	$(1,145)
(0.11)%	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/09/20	EUR	4,740	(521)	101	(622)
6-Month EURIBOR	Semi-annual	0.49	Annual	03/08/18	03/08/23	EUR	1,920	3,109	48	3,061
6-Month EURIBOR	Semi-annual	0.49	Annual	03/08/18	03/08/23	EUR	4,610	7,467	116	7,351
6-Month GBP LIBOR	Semi-annual	1.30	Semi-annual	03/08/18	03/08/23	GBP	1,040	195	30	165
0.49	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/23	EUR	380	(580)	10	(590)
0.14	Semi-annual	6-Month LIBOR	Quarterly	03/08/18	03/08/23	JPY	101,000	(302)	19	(321)
2.77	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/23	USD	1,510	(508)	31	(539)
2.77	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/23	USD	1,300	(529)	27	(556)
7.76	Monthly	MXN 28D TIIE	Monthly	03/21/18	03/15/23	MXN	1,790	(414)	2	(416)
6-Month BA	Semi-annual	2.48	Semi-annual	03/21/18	03/21/23	CAD	140	288	2	286
6-Month EURIBOR	Semi-annual	0.51	Annual	03/21/18	03/21/23	EUR	630	1,383	16	1,367
6-Month GBP LIBOR	Semi-annual	1.41	Semi-annual	03/21/18	03/21/23	GBP	260	492	7	485
6-Month WIBOR	Semi-annual	2.66	Annual	03/21/18	03/21/23	PLN	1,380	1,683	7	1,676
2.78	Semi-annual	3-Month LIBOR	Quarterly	03/21/18	03/21/23	USD	400	(285)	8	(293)
0.14	Semi-annual	6-Month LIBOR	Semi-annual	03/22/18	03/22/23	JPY	13,000	(7)	2	(9)
7.08	Semi-annual	3-Month JIBAR	Quarterly	03/21/18	03/22/23	ZAR	3,970	2,099	7	2,092
7.13	Semi-annual	3-Month JIBAR	Quarterly	03/21/18	03/22/23	ZAR	870	307	2	305
6-Month LIBOR	Semi-annual	0.35	Semi-annual	03/08/18	03/08/28	JPY	51,000	765	11	754
3-Month LIBOR	Quarterly	2.91	Semi-annual	03/08/18	03/08/28	USD	800	1,835	18	1,817
1.13	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	1,000	(5,106)	27	(5,133)
1.13	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	2,400	(12,253)	66	(12,319)
1.14	Annual	6-Month EURIBOR	Semi-annual	03/08/18	03/08/28	EUR	200	(1,152)	5	(1,157)
1.64	Semi-annual	6-Month GBP LIBOR	Semi-annual	03/08/18	03/08/28	GBP	5,400	(3,105)	17	(3,122)
1.64	Semi-annual	6-Month GBP LIBOR	Semi-annual	03/08/18	03/08/28	GBP	360	(2,163)	11	(2,174)
2.91	Semi-annual	3-Month LIBOR	Quarterly	03/08/18	03/08/28	USD	800	(1,905)	18	(1,923)
6-Month EURIBOR	Semi-annual	1.66	Annual	03/08/18	03/09/48	EUR	400	6,480	16	6,464
6-Month GBP LIBOR	Semi-annual	1.73	Semi-annual	03/08/18	03/09/48	GBP	140	3,451	6	3,445
3-Month LIBOR	Quarterly	2.99	Semi-annual	03/08/18	03/09/48	USD	340	2,689	11	2,678

								$2,323	$696	$1,627

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS	At Termination	2.03%	Semi-annual	12/19/22	USD	480	$5,080	$17	$5,063
U.S. CPI Urban Consumers NAS	At Termination	2.14	Semi-annual	02/15/23	USD	480	2,453	17	2,436

							$7,533	$34	$7,499

9

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC	Quarterly	2.35%	Quarterly	JPMorgan Chase Bank N.A.	03/21/18	3/21/23	KRW	163,560	$432	$—	$432
2.28%	Semi-annual	6-Month SIBOR	Semi-annual	Citibank N.A.	03/21/18	3/21/23	SGD	550	(790)	—	(790)

									$(358)	$—	$(358)

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments(a):
Corporate Bonds	$—	$17,283,816	$—	$17,283,816
U.S. Government Sponsored Agency Securities	—	10,737,665	—	10,737,665
Short-Term Securities	2,945,090	—	—	2,945,090
Liabilities:
Investments:
TBA Sale Commitments	—	(690,113)	—	(690,113)

	$2,945,090	$27,331,368	$—	$30,276,458

10

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact Bond Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$11,596	$—	$11,596
Forward foreign currency contracts	—	335	—	335
Interest rate contracts	38,356	32,378	—	70,734
Other contracts	—	7,499	—	7,499
Liabilities:
Interest rate contracts	(7,221)	(31,109)	—	(38,330)

	$31,135	$20,699	$—	$51,834

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2018, there were no transfers between levels.

11

Schedule of Investments (unaudited) February 28, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%
Aerospace & Defense — 1.6%
Boeing Co.	1,017	$368,368
Curtiss-Wright Corp.	81	10,933
HEICO Corp., Class A	108	7,830
Northrop Grumman Corp.	312	109,212
Raytheon Co.	529	115,063
Rockwell Collins, Inc.	312	42,969
United Technologies Corp.	1,143	154,008

		808,383
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	3,085	200,402
XPO Logistics, Inc.(a)	858	84,453

		284,855
Airlines — 0.3%
Hawaiian Holdings, Inc.	2,018	72,648
Southwest Airlines Co.	904	52,287
United Continental Holdings, Inc.(a)	728	49,351

		174,286
Auto Components — 0.3%
Aptiv PLC	777	70,963
BorgWarner, Inc.	1,153	56,589
Lear Corp.	31	5,784
Tenneco, Inc.	560	29,428

		162,764
Automobiles — 0.6%
Ford Motor Co.	19,913	211,277
General Motors Co.	2,342	92,158

		303,435
Banks — 5.2%
Bank of America Corp.	10,067	323,151
Boston Private Financial Holdings, Inc.	887	12,950
Cadence BanCorp	1,024	28,078
Citigroup, Inc.	5,871	443,202
First Horizon National Corp.	11,840	225,552
First Republic Bank	4,251	394,493
JPMorgan Chase & Co.	4,836	558,558
Popular, Inc.	160	6,721
SmartFinancial, Inc.(a)	2,851	62,209
Wells Fargo & Co.	7,220	421,720
Wintrust Financial Corp.	2,619	221,332

		2,697,966
Beverages — 1.8%
Coca-Cola European Partners PLC	3,959	150,521
Dr. Pepper Snapple Group, Inc.	349	40,571
Monster Beverage Corp.(a)	1,513	95,879

Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	5,814	$637,970

		924,941
Biotechnology — 3.7%
AbbVie, Inc.	3,671	425,212
AMAG Pharmaceuticals, Inc.(a)(b)	1,819	38,290
Amgen, Inc.	2,009	369,194
Biogen, Inc.(a)	263	76,005
Celgene Corp.(a)	3,342	291,155
Conatus Pharmaceuticals, Inc.(a)	3,051	15,865
Gilead Sciences, Inc.	6,655	523,948
Halozyme Therapeutics, Inc.(a)	1,550	30,473
Incyte Corp.(a)	671	57,142
Innoviva, Inc.(a)	2,056	31,889
Sangamo Therapeutics, Inc.(a)	458	10,969
Vertex Pharmaceuticals, Inc.(a)	344	57,114

		1,927,256
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	2,619	158,869
Lennox International, Inc.	553	113,160
Trex Co., Inc.(a)	170	17,578

		289,607
Capital Markets — 1.7%
BGC Partners, Inc., Class A	883	11,673
Charles Schwab Corp.	1,807	95,807
CME Group, Inc.	1,002	166,492
Donnelley Financial Solutions, Inc.(a)	524	9,070
Evercore, Inc., Class A	1,138	105,891
Franklin Resources, Inc.	5,707	220,690
Invesco Ltd.	3,698	120,333
Piper Jaffray Cos.	713	59,536
TD Ameritrade Holding Corp.	1,462	84,065

		873,557
Chemicals — 1.9%
Ecolab, Inc.	3,396	443,008
FMC Corp.	823	64,589
NewMarket Corp.	249	104,060
Praxair, Inc.	509	76,223
Scotts Miracle-Gro Co., Class A	1,326	119,128
Trinseo SA	1,539	122,504
WR Grace & Co.	873	57,775

		987,287
Commercial Services & Supplies — 0.2%
Brink’s Co.	218	16,023
Interface, Inc.	3,559	86,128

		102,151
Communications Equipment — 1.7%
Ciena Corp.(a)	1,882	43,606

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	16,861	$755,036
Harris Corp.	202	31,542
Palo Alto Networks, Inc.(a)	230	39,875

		870,059
Construction & Engineering — 0.2%
Fluor Corp.	1,693	96,332

Construction Materials — 0.1%
Vulcan Materials Co.	342	40,264

Consumer Discretionary — 0.0%
Camping World Holdings, Inc., Class A	210	8,778

Consumer Finance — 2.0%
Ally Financial, Inc.	2,642	73,712
American Express Co.	3,551	346,258
Capital One Financial Corp.	3,711	363,418
Enova International, Inc.(a)	1,991	43,802
Green Dot Corp., Class A(a)	501	32,630
Synchrony Financial	3,948	143,668

		1,003,488
Containers & Packaging — 0.5%
Avery Dennison Corp.	2,366	279,543

Distributors — 0.1%
Genuine Parts Co.	527	48,400

Diversified Consumer Services — 0.2%
H&R Block, Inc.	3,729	94,455
Weight Watchers International, Inc.(a)	140	9,467

		103,922
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	1,556	322,403
Intercontinental Exchange, Inc.	1,320	96,466
Leucadia National Corp.	11,395	273,366

		692,235
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	10,921	396,432
Cogent Communications Holdings, Inc.	284	12,170
Iridium Communications, Inc.(a)	1,976	23,119
Verizon Communications, Inc.	5,646	269,540

		701,261
Electric Utilities — 1.5%
Exelon Corp.	1,618	59,931
IDACORP, Inc.	5,418	439,129
Westar Energy, Inc.	1,500	73,095

Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	4,048	$175,197

		747,352
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	867	156,754

Electronic Equipment, Instruments & Components — 0.3%
Dolby Laboratories, Inc., Class A	483	31,178
Flex Ltd.(a)	650	11,765
SYNNEX Corp.	964	119,198

		162,141
Energy Equipment & Services — 1.1%
Halliburton Co.	2,706	125,612
Noble Corp. PLC(a)	4,724	18,329
PHI, Inc.(a)	1,114	10,973
ProPetro Holding Corp.(a)(b)	3,327	53,664
Schlumberger Ltd.	4,748	311,659
Weatherford International PLC(a)(b)	13,025	34,256

		554,493
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	1,818	347,056
CVS Health Corp.	1,560	105,659
Performance Food Group Co.(a)	2,206	67,614
Walmart Inc.	4,143	372,911

		893,240
Food Products — 1.5%
J.M. Smucker Co.	1,126	142,214
Kellogg Co.	3,170	209,854
McCormick & Co., Inc.	3,271	349,277
Tyson Foods, Inc., Class A	971	72,223

		773,568
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	952	57,434
Align Technology, Inc.(a)	29	7,613
Boston Scientific Corp.(a)	13,620	371,281
Danaher Corp.	5,175	506,011
Edwards Lifesciences Corp.(a)	363	48,522
Hill-Rom Holdings, Inc.	338	28,277
Hologic, Inc.(a)(b)	573	22,250
Masimo Corp.(a)	70	6,127
Medtronic PLC	4,459	356,230
Stryker Corp.	1,019	165,241

		1,568,986
Health Care Providers & Services — 2.4%
Aetna, Inc.	457	80,916
AmerisourceBergen Corp.	608	57,857
Cardinal Health, Inc.	1,860	128,731
Express Scripts Holding Co.(a)	1,039	78,393

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Humana, Inc.	636	$172,878
McKesson Corp.	850	126,845
UnitedHealth Group, Inc.	1,815	410,480
WellCare Health Plans, Inc.(a)	881	170,835

		1,226,935
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	1,509	105,177

Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants, Inc.	1,210	52,635
Brinker International, Inc.	3,265	112,414
Darden Restaurants, Inc.	248	22,863
Del Taco Restaurants, Inc.(a)(b)	3,845	48,447
Domino’s Pizza, Inc.	188	41,813
McDonald’s Corp.	407	64,200
Planet Fitness, Inc., Class A(a)	626	23,150
Six Flags Entertainment Corp.	2,115	135,550
Texas Roadhouse, Inc.	1,139	62,941
Vail Resorts, Inc.	855	176,019
Wyndham Worldwide Corp.	530	61,364
Yum China Holdings, Inc.	363	15,725

		817,121
Household Durables — 1.1%
Garmin Ltd.	2,288	135,541
iRobot Corp.(a)	925	62,854
Taylor Morrison Home Corp., Class A(a)	6,609	148,306
TRI Pointe Group, Inc.(a)	2,622	40,195
Whirlpool Corp.	1,016	165,029

		551,925
Household Products — 1.0%
Church & Dwight Co., Inc.	1,586	78,015
HRG Group, Inc.(a)	2,377	37,533
Procter & Gamble Co.	5,143	403,829

		519,377
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc.	551	14,249

Industrial Conglomerates — 1.2%
3M Co.	875	206,071
General Electric Co.	21,978	310,109
Honeywell International, Inc.	578	87,342

		603,522
Insurance — 2.9%
Allstate Corp.	3,231	298,092
Athene Holding Ltd., Class A(a)	1,173	55,377
First American Financial Corp.	193	11,200
Hallmark Financial Services, Inc.(a)	3,917	38,504

Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	257	$27,733
Lincoln National Corp.	151	11,502
Loews Corp.	976	48,146
Marsh & McLennan Cos., Inc.	2,555	212,116
Prudential Financial, Inc.	1,461	155,333
Reinsurance Group of America, Inc.	662	101,809
Travelers Cos., Inc.	2,130	296,070
Unum Group	4,658	237,372

		1,493,254
Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(a)	783	1,184,248
Etsy, Inc.(a)	2,153	54,492
Liberty Expedia Holdings, Inc., Class A(a)	684	26,854
Netflix, Inc.(a)	1,002	291,963
TripAdvisor, Inc.(a)	707	28,337

		1,585,894
Internet Software & Services — 4.7%
Alphabet, Inc., Class A(a)	459	506,699
Alphabet, Inc., Class C(a)	551	608,706
Box, Inc., Class A(a)	1,380	33,203
Cimpress NV(a)	146	23,762
Cloudera, Inc.(a)	2,155	41,053
CommerceHub, Inc., Series C(a)	606	11,544
Facebook, Inc., Class A(a)	5,074	904,796
GoDaddy, Inc., Class A(a)	276	16,508
GrubHub, Inc.(a)	556	55,272
MINDBODY, Inc., Class A(a)	176	6,274
New Relic, Inc.(a)	929	66,684
Nutanix, Inc., Class A(a)	989	36,049
Okta, Inc.(a)	1,267	48,894
Twilio, Inc., Class A(a)(b)	1,103	37,678
Twitter, Inc.(a)	666	21,219
Yandex NV, Class A(a)	5	205
Yelp, Inc.(a)	215	9,365

		2,427,911
IT Services — 4.5%
Accenture PLC, Class A	3,691	594,288
Automatic Data Processing, Inc.	1,366	157,527
EPAM Systems, Inc.(a)	915	103,505
Euronet Worldwide, Inc.(a)	1,580	134,095
Fidelity National Information Services, Inc.	2,637	256,264
First Data Corp., Class A(a)	7,020	109,652
Forrester Research, Inc.	2,644	107,082
International Business Machines Corp.	3,208	499,903
Mastercard, Inc., Class A	1,379	242,373
PayPal Holdings, Inc.(a)	857	68,054
Square, Inc., Class A(a)	198	9,118

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Worldpay, Inc., Class A(a)	144	$11,704

		2,293,565
Leisure Products — 0.1%
Hasbro, Inc.	153	14,622
MCBC Holdings, Inc.(a)	472	11,569

		26,191
Life Sciences Tools & Services — 0.6%
PRA Health Sciences, Inc.(a)	477	40,068
Thermo Fisher Scientific, Inc.	941	196,274
Waters Corp.(a)	438	89,632

		325,974
Machinery — 3.8%
Caterpillar, Inc.	1,132	175,041
Cummins, Inc.	224	37,670
Deere & Co.	1,038	166,983
Fortive Corp.	2,366	181,709
Graco, Inc.	3,270	145,024
Illinois Tool Works, Inc.	3,402	549,219
Ingersoll-Rand PLC	1,006	89,333
Oshkosh Corp.	713	56,277
Stanley Black & Decker, Inc.	532	84,689
Xylem, Inc.	6,313	470,824

		1,956,769
Media — 2.5%
Altice USA, Inc., Class A(a)	1,968	35,818
CBS Corp., Class B	2,753	145,826
Central European Media Enterprises Ltd., Class A(a)	11,788	52,457
Cinemark Holdings, Inc.	338	14,385
Comcast Corp., Class A	8,117	293,917
Discovery Communications, Inc., Class C(a)	392	9,008
Entravision Communications Corp., Class A	3,857	24,878
Eros International PLC(a)	1,681	22,189
Gray Television, Inc.(a)	1,070	14,766
Liberty Global PLC, Class A(a)	939	29,240
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	1,003	41,885
Lions Gate Entertainment Corp., Class A(a)	2,235	63,116
Lions Gate Entertainment Corp., Class B(a)	1,552	41,656
Live Nation Entertainment, Inc.(a)	415	18,592
New Media Investment Group, Inc.	3	52
Scripps Networks Interactive, Inc., Class A	164	14,737
Time Warner, Inc.	1,849	171,883

Security	Shares	Value
Media (continued)
Tribune Media Co., Class A	151	$6,292
Walt Disney Co.	2,901	299,267

		1,299,964
Metals & Mining — 0.9%
Newmont Mining Corp.	6,069	231,836
Reliance Steel & Aluminum Co.	1,595	143,821
Ryerson Holding Corp.(a)	802	8,100
Worthington Industries, Inc.	2,301	101,796

		485,553
Multi-Utilities — 0.6%
CMS Energy Corp.	711	30,182
Consolidated Edison, Inc.	3,819	286,005

		316,187
Multiline Retail — 0.6%
Burlington Stores, Inc.(a)	153	18,764
Kohl’s Corp.	2,377	157,096
Nordstrom, Inc.	821	42,126
Target Corp.	1,120	84,459

		302,445
Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp.(a)	1,551	29,174
Chevron Corp.	1,171	131,058
Concho Resources, Inc.(a)	771	116,267
ConocoPhillips	167	9,070
Continental Resources, Inc.(a)	249	11,830
Devon Energy Corp.	1,410	43,245
EP Energy Corp., Class A(a)	4,845	7,316
Exxon Mobil Corp.	3,613	273,649
Gulfport Energy Corp.(a)	1,684	16,335
Kosmos Energy Ltd.(a)	3,013	16,240
Laredo Petroleum, Inc.(a)	4,398	36,899
Marathon Petroleum Corp.	160	10,250
Occidental Petroleum Corp.	2,477	162,491
ONEOK, Inc.	3,693	208,027
Pacific Ethanol, Inc.(a)	2,671	10,951
PBF Energy, Inc., Class A	404	11,841
Phillips 66	1,931	174,504
Pioneer Natural Resources Co.	1,496	254,664
QEP Resources, Inc.(a)	2,102	18,119
Range Resources Corp.	8,225	109,310
REX American Resources Corp.(a)	400	32,288
SM Energy Co.	603	11,059
Valero Energy Corp.	5,311	480,221

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.(a)	1,106	$30,094

		2,204,902
Paper & Forest Products — 0.0%
Boise Cascade Co.	569	22,931

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	1,904	263,590
Herbalife Ltd.(a)	97	8,933

		272,523
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	4,800	317,760
Catalent, Inc.(a)	910	37,992
Intersect ENT, Inc.(a)	599	22,073
Johnson & Johnson	4,962	644,464
Merck & Co., Inc.	1,394	75,583
Nektar Therapeutics(a)	462	39,991
Pfizer, Inc.	10,600	384,886
Zoetis, Inc.	5,224	422,413

		1,945,162
Professional Services — 0.8%
Insperity, Inc.	1,682	109,834
ManpowerGroup, Inc.	1,245	147,483
Nielsen Holdings PLC	984	32,108
On Assignment, Inc.(a)	1,594	122,244
Robert Half International, Inc.	153	8,732
TransUnion(a)	140	7,990

		428,391
Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities, Inc.	1,060	128,588
DiamondRock Hospitality Co.	4,127	42,425
EastGroup Properties, Inc.	5,796	469,650
Invesco Mortgage Capital, Inc.	6,638	102,026
Prologis, Inc.	7,236	439,080
Realty Income Corp.(b)	6,265	308,113
Regency Centers Corp.	453	26,324
Ryman Hospitality Properties, Inc.	307	21,171
Simon Property Group, Inc.	2,168	332,810
UDR, Inc.	1,843	61,962
Ventas, Inc.	1,740	84,077

		2,016,226
Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	1,356	22,170
RE/MAX Holdings, Inc., Class A	213	11,779

		33,949
Road & Rail — 1.0%
Covenant Transportation Group, Inc., Class A(a)	1,001	25,846
Landstar System, Inc.	382	41,562

Security	Shares	Value
Road & Rail (continued)
Old Dominion Freight Line, Inc.	1,809	$251,306
Ryder System, Inc.	2,760	199,741

		518,455
Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	1,840	165,876
Applied Materials, Inc.	2,281	131,363
Broadcom Ltd.	529	130,377
Intel Corp.	10,942	539,331
NVIDIA Corp.	1,700	411,400
NXP Semiconductors NV(a)	199	24,807
QUALCOMM, Inc.	2,701	175,565
Texas Instruments, Inc.	4,174	452,253
Xilinx, Inc.	1,902	135,518

		2,166,490
Software — 5.1%
Activision Blizzard, Inc.	4,146	303,197
Dell Technologies, Inc., Class V(a)	238	17,681
Electronic Arts, Inc.(a)	1,070	132,359
Guidewire Software, Inc.(a)	280	22,490
HubSpot, Inc.(a)	557	61,855
Intuit, Inc.	704	117,469
Microsoft Corp.	13,957	1,308,748
Oracle Corp.	2,073	105,039
Red Hat, Inc.(a)	211	31,101
salesforce.com, Inc.(a)	247	28,714
Splunk, Inc.(a)	260	24,232
Synopsys, Inc.(a)	295	24,978
Take-Two Interactive Software, Inc.(a)	854	95,537
Varonis Systems, Inc.(a)(b)	233	13,083
VMware, Inc., Class A(a)	742	97,758
Workday, Inc., Class A(a)(b)	713	90,316
Zendesk, Inc.(a)	3,144	135,758

		2,610,315
Specialty Retail — 1.7%
American Eagle Outfitters, Inc.	4,160	80,163
CarMax, Inc.(a)(b)	936	57,957
Group 1 Automotive, Inc.	324	22,304
Home Depot, Inc.	1,638	298,558
Lowe’s Cos., Inc.	2,968	265,903
Penske Automotive Group, Inc.	608	27,847
Ross Stores, Inc.	634	49,509
Tiffany & Co.	291	29,403
Tractor Supply Co.	191	12,402
Zumiez, Inc.(a)(b)	390	7,683

		851,729
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	11,102	1,977,488

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	1,072	$93,307

		2,070,795
Textiles, Apparel & Luxury Goods — 0.5%
lululemon athletica, Inc.(a)	250	20,275
Michael Kors Holdings Ltd.(a)	102	6,419
NIKE, Inc., Class B	2,411	161,609
PVH Corp.	189	27,269
VF Corp.	549	40,939

		256,511
Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.(a)	2,953	133,151
Federal Agricultural Mortgage Corp., Class C	2,008	152,728
FS Bancorp, Inc.	233	12,652
LendingTree, Inc.(a)	92	32,062
MGIC Investment Corp.(a)	4,463	61,545
Riverview Bancorp, Inc.	4,443	38,388
TFS Financial Corp.	16,767	245,804

		676,330
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.(a)	256	13,545
CAI International, Inc.(a)	471	9,514
HD Supply Holdings, Inc.(a)	219	7,939
United Rentals, Inc.(a)	365	63,908

		94,906
Water Utilities — 0.1%
California Water Service Group	568	21,556

Security	Shares	Value
Water Utilities (continued)
SJW Group	610	$32,293

		53,849
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	1,691	44,761
RingCentral, Inc., Class A(a)	714	44,732
Telephone & Data Systems, Inc.	1,064	29,834

		119,327

Total Common Stocks — 98.9% (Cost — $43,795,686)		50,932,108

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	64	146

Total Rights — 0.0% (Cost — $71)		146

Total Long-Term Investments — 98.9% (Cost — $43,795,757)		50,932,254

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(d)(e)	288,627	288,627
SL Liquidity Series, LLC, Money Market Series, 1.60%(d)(e)	306,885	306,885

Total Short-Term Securities — 1.1% (Cost — $595,481)		595,512

Total Investments — 100.0% (Cost — $44,391,238)		51,527,766
Liabilities in Excess of Other Assets — (0.0)%		(18,069)

Net Assets — 100.0%		$51,509,697

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund

(e)	During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	440,606	(151,979)	288,627	$288,627	$3,801		$2	$—
SL Liquidity Series, LLC, Money Market Series	—	306,885	306,885	306,885	2,458	(b)	(95)	31

				$595,512	$6,259		$(93)	$31

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	7	03/16/18	$529	$(3,135)

7

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:(a)
Common Stocks	$50,932,108	$—	$—	$50,932,108
Rights	—	—	146	146
Short-Term Securities	288,627	—	—	288,627

Subtotal	$51,220,735	$—	$146	$51,220,881
Investments Valued at NAV(b)				306,885

Total Investments				$51,527,766

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(3,135)	$—	$—	$(3,135)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of February 28, 2018, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 18, 2018

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 18, 2018